MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Short-term:
Trading securities	$ 15,784	[1]	$ 17,102	[1]
Available-for-sale securities	0		854
Total short-term securities	15,784		17,956
Long-term:
Available-for-sale security	33,748		520
Total long-term securities	$ 33,748		$ 520

[1]	The Company recognized trading gains in amounts of $ 987 and $ 909 during the years ended December 31, 2013 and 2014, respectively.